share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	0
Outstanding, end of period - Non-vested	0	0
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	1,605,821	1,850,807
Granted - Initial award	1,567,809	821,223
Non-vested	(423,501)	(798,373)
Forfeited	(134,383)	(267,836)
Outstanding, end of period - Non-vested	2,615,746	1,605,821
Number of restricted share units - Vested
Granted - Initial award	770,043	59,512
Vested	423,501	798,373
Settled in equity	(1,193,544)	(360,044)
Settled in cash		(497,841)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 27.10	$ 21.94
Granted - Initial award | $ / shares	15.34	26.41
Vested | $ / shares	26.49	16.63
Settled in equity | $ / shares	17.01	27.84
Settled in cash | $ / shares		10.06
Forfeited | $ / shares	23.80	21.32
Outstanding, end of period, non-vested | $ / shares	$ 21.36	$ 27.10